Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
MassMutual Select Fundamental Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Fundamental Value Fund
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select Fundamental Value Fund
Supplement dated February 6, 2019 to the
Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

On February 5, 2019, the following changes became effective for the MassMutual Select Fundamental Value Fund:

Boston Partners Global Investors, Inc., (“Boston Partners”) replaced Wellington Management Company LLP (“Wellington Management”), as a subadviser of the MassMutual Select Fundamental Value Fund. Therefore, all references to Wellington Management as a subadviser of the MassMutual Select Fundamental Value Fund are hereby deleted.

Strategy [Heading]	rr_StrategyHeading	The following information replaces similar information found on pages 30-31 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of issuers that the Fund’s subadvisers believe are undervalued. The Fund is managed by two subadvisers, Boston Partners Global Investors, Inc., (“Boston Partners”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadvisers believe are generally above $1 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The Fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities for the Fund, Boston Partners examines various factors to determine the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. Boston Partners’ selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power, growth, and other investment criteria. Boston Partners’ will sell a security when it no longer meets one or more investment criteria, either through obtaining a target value or due to an adverse change in the fundamentals or business momentum. Each holding has a target valuation established at purchase, which Boston Partners continuously monitors and adjusts as appropriate.

Barrow Hanley employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify primarily large capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. Barrow Hanley typically invests in approximately 80–120 securities. Barrow Hanley may consider selling a stock for the Fund if, in its judgment, the security has reached its valuation target, the company’s fundamentals begin to deteriorate, or other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	The following information supplements the information found under the heading Principal Risks beginning on page 31 in the section titled Investments, Risks, and Performance:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Restricted Securities Risk The Fund may hold securities that are restricted as to resale under the U.S. Federal securities laws, such as securities in certain privately held companies. Such securities may be highly illiquid and their values may experience significant volatility. Restricted securities may be difficult to value.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE